Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	The Company does not grant stock options, stock appreciation rights, or similar instruments with option-like features, and has no policies or practices to disclose pursuant to Item 402(x)(1) of Regulation S-K.
Award Timing MNPI Considered [Flag]	false